Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
WealthTrust DBS Long Term Growth ETF
Shareholder Report [Line Items]
Fund Name	WealthTrust DBS Long Term Growth ETF
Class Name	WealthTrust DBS Long Term Growth ETF
Trading Symbol	WLTG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wealthtrustetf.com. You can also contact us at (844) 444-3863.
Additional Information Phone Number	(844) 444-3863
Additional Information Website	wealthtrustetf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$36	0.67%¹
¹	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67% [1]
Net Assets	$ 69,592,375
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 212,857
Investment Company, Portfolio Turnover	33.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$69,592,375
Number of Holdings	38
Total Net Advisory Fee	$212,857
Portfolio Turnover Rate	33.57%

Holdings [Text Block]	Sector Breakdown - Common Stocks Sector Breakdown - Exchange Traded Funds
Largest Holdings [Text Block]
Top Ten Holdings
SPDR Bloomberg 3-12 Month	12.12%
iShares Russell 1000 ETF	9.72%
Vanguard Mid-Cap ETF	4.90%
Alphabet, Inc. Class A	4.67%
Meta Platforms, Inc.	3.95%
Invesco QQQ Trust Series	3.56%
Coherent Corp.	3.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.22%
SPDR Gold Shares	2.94%
Amazon.com, Inc.	2.89%

[1]	Annualized.